Leases - Schedule of Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities,operating cash flows used in operating leases	¥ 361,432	¥ 373,230
Right-of-use assets obtained in exchange for new lease obligations, operating leases	¥ 315,751	¥ 643,722
Weighted average remaining lease term, operating leases	4 years 7 months 17 days	4 years 7 months 2 days
Weighted average discount rate, operating leases	7.53%	7.46%